Income Tax And Deferred Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Major Components Of Tax Expense Income [Abstract]
Disclosure of Components Of Income Tax Explanatory

	For the years ended December 31,
	2021	2020	2019
Current Income Tax and Adjustments to Current Income Tax for Previous Periods	ThUS$	ThUS$	ThUS$
Income tax benefit (expense)	(663,161)	(559,077)	(676,112)
Tax benefit from tax losses, tax credits or temporary differences not previously recognized for the current period (current tax credits and/or benefits)	11,381	8,956	7,426
Adjustments to current tax from the previous period	7,081	4,250	23,419
(Expense) / Income from current taxes related to movements in tax rates or the imposition of new taxes	(1,913)	—	—
Current tax (expenses) / benefit (related to cash flow hedges)	6,440	18	845
Current tax expense, net	(640,172)	(545,853)	(644,422)
Benefit / (expense) from deferred taxes for origination and reversal of temporary differences	(48,477)	(20,707)	415,513
Benefit / (expense) from deferred taxes due to movements in tax rates or the introduction of new taxes	(117,643)	—	(7,437)
Total deferred tax benefit / (expense)	(166,120)	(20,707)	408,076
Income tax expense	(806,292)	(566,560)	(236,346)

Disclosure of Reconciliation Of Tax Expense Explanatory

		2021		2020		2019
Reconciliation of Tax Expense	Tax Rate	ThUS$	Tax Rate	ThUS$	Tax Rate	ThUS$
ACCOUNTING INCOME BEFORE TAX		1,940,803		1,747,812		2,406,109
Total tax income (expense) using statutory rate	(27.00)%	(524,017)	(27.00)%	(471,909)	(27.00)%	(649,649)
Tax effect of rates applied in other countries	(4.15)%	(80,532)	(4.67)%	(81,699)	(5.23)%	(125,912)
Tax effect of tax-exempt revenue and other positive effects impacting the effective rate	4.04%	78,335	5.41%	94,578	26.31%	633,125
Tax effect of non-deductible expenses for determining taxable profit (loss)	(8.73)%	(169,516)	(6.40)%	(111,780)	(4.57)%	(109,892)
Tax effect of changes in income tax rates	(6.06)%	(117,643)	—	—	(0.31)%	(7,437)
Tax effect of adjustments to income taxes in previous periods	0.36%	7,081	0.24%	4,250	0.97%	23,419
Total adjustments to tax expense using statutory rate	(14.54)%	(282,275)	(5.42)%	(94,651)	17.17%	413,303
Income tax benefit (expense)	(41.54)%	(806,292)	(32.42)%	(566,560)	(9.83)%	(236,346)

Summary of Balances of Deferred Tax Assets and Liabilities

	December 31, 2021		December 31, 2020
Assets/(Liabilities) for Deferred Taxes	Assets	Liabilities	Assets	Liabilities
	ThUS$	ThUS$	ThUS$	ThUS$
Depreciation	14,577	(655,097)	17,717	(448,711)
Amortization	3,540	(26,501)	4,161	(16,505)
Obligations for post-employment benefits	445,962	(172)	498,424	—
Revaluations of financial instruments	19,328	(16,378)	2,274	(31,883)
Tax loss	401,677	-	209,339	—
Provisions	658,884	(317,525)	630,331	(205,151)
Provision for Civil Contingencies	51,734	—	247,400	—
Provision Contingencies Workers	56,349	—	28,467	—
Provision for doubtful trade accounts	284,991	—	121,764	—
Provision of Human Resources accounts	19,674	—	18,724	—
Financial assets IFRIC 12	—	(273,855)	—	(194,045)
Other Provisions	246,136	(43,670)	213,976	(11,106)
Other Deferred Taxes	284,405	(699,732)	197,727	(476,294)
Amortization PPA - (Enel Distribución Goiás)	—	(67,579)	—	(75,497)
Price – Level Adjustment - Argentina	—	(277,507)	—	(289,158)
Other Deferred Taxes	284,405	(354,646)	197,727	(111,639)
Deferred taxes Assets/(Liabilities) before compensation	1,828,373	(1,715,405)	1,559,973	(1,178,544)
Compensation deferred taxes Assets/Liabilities	(836,005)	836,005	(565,591)	565,591
Deferred taxes Assets/(Liabilities) after compensation	992,368	(879,400)	994,382	(612,953)

Summary of Origination and Changes in Deferred Tax Assets and Liabilities

		Movements
Deferred Taxes Assets/(Liabilities)	Net balance as of January 1, 2021	Recognized in profit or loss	Recognized in comprehensive income	Acquisitions Through Business Combinations	Foreign currency translation difference	Other increases (decreases)	Net balance as of December 31, 2021
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Depreciation	(430,994)	(145,375)	—	(42,981)	88,696	(109,866)	(640,520)
Amortization	(12,344)	(468)	—	—	(10,149)	—	(22,961)
Obligations for post-employment benefits	498,424	(19,807)	(2,751)	—	(30,411)	335	445,790
Revaluations of financial instruments	(29,609)	25,499	(2,386)	8,513	(1,480)	2,413	2,950
Tax loss	209,339	191,222	—	32,799	(31,442)	(241)	401,677
Provisions	425,180	(22,332)	—	(34,689)	(16,209)	(10,591)	341,359
Decommissioning Provision	—	(244)	—	225	19		—
Provision for Civil Contingencies	247,400	(193,342)	—	—	(2,324)	—	51,734
Provision Contingencies Workers	28,467	30,735	—	—	(2,853)	—	56,349
Provision for doubtful trade accounts	121,764	186,050	—	—	(26,337)	3,514	284,991
Provision of Human Resources accounts	18,724	2,510	—	277	(1,777)	(60)	19,674
Financial assets IFRIC 12	(194,045)	(83,865)	—	—	22,991	(18,936)	(273,855)
Other Provisions	202,870	35,824	—	(35,191)	(5,928)	4,891	202,466
Other Deferred Taxes	(278,567)	(194,859)	—	12,385	31,376	14,338	(415,327)
Amortization PPA - (Enel Distribución Goiás)	(75,497)	2,923	—	—	4,995	—	(67,579)
Price – Level Adjustment - Argentina	(289,158)	16,618	—	—	87	(5,054)	(277,507)
Other Deferred Taxes	86,088	(214,400)	—	12,385	26,294	19,392	(70,241)
Deferred Taxes Assets/(Liabilities)	381,429	(166,120)	(5,137)	(23,973)	30,381	(103,612)	112,968

		Movements
Deferred Taxes Assets/(Liabilities)	Net balance as of January 1, 2020	Recognized in profit or loss	Recognized in comprehensive income	Acquisitions Through Business Combinations	Foreign currency translation difference	Other increases (decreases)	Net balance as of December 31, 2020
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Depreciation	(482,513)	(8,120)	—	—	94,913	(35,274)	(430,994)
Amortization	(16,055)	91	—	—	3,620	—	(12,344)
Obligations for post-employment benefits	552,606	(93,757)	161,330	—	(122,045)	290	498,424
Revaluations of financial instruments	(10,415)	(26,693)	5,056	—	2,446	(3)	(29,609)
Tax loss	281,080	(10,184)	—	—	(63,849)	2,292	209,339
Provisions	399,613	83,431	—	—	(88,945)	31,081	425,180
Provision for Civil Contingencies	241,520	(1,643)	—	—	(26,933)	34,456	247,400
Provision Contingencies Workers	36,878	3,618	—	—	(7,150)	(4,879)	28,467
Provision for doubtful trade accounts	122,104	53,041	—	—	(44,237)	(9,144)	121,764
Provision of Human Resources accounts	16,339	3,395	—	—	(1,010)	—	18,724
Financial assets IFRIC 12	(207,425)	(34,068)	—	—	46,864	584	(194,045)
Other Provisions	190,197	59,088	—	—	(56,479)	10,064	202,870
Other Deferred Taxes	(279,936)	34,525	—	—	12,380	(45,536)	(278,567)
Amortization PPA - (Enel Distribución Goiás)	(105,236)	3,054	—	—	22,828	3,857	(75,497)
Price – Level Adjustment - Argentina	(285,210)	(4,001)	—	—	290	(237)	(289,158)
Other Deferred Taxes	110,510	35,472	—	—	(10,738)	(49,156)	86,088
Deferred Taxes Assets/(Liabilities)	444,380	(20,707)	166,386	—	(161,480)	(47,150)	381,429

Summary of Tax Years Potentially Subject to Examination

Country	Period
Argentina	2015 - 2021
Brazil	2017 - 2021
Chile	2018 - 2021
Colombia	2016 - 2021
Costa Rica	2017 - 2021
Guatemala	2018 - 2021
Panama	2018 - 2021
Peru	2017 - 2021

Effects of Deferred Tax on Components of Other Comprehensive Income

	December 31, 2021			December 31, 2020			December 31, 2019
Effects of Income Tax on the Components of Other Comprehensive Income	Amount before Tax	Income Tax Expense (Benefit)	Amount After Tax	Amount before Tax	Income Tax Expense (Benefit)	Amount After Tax	Amount before Tax	Income Tax Expense (Benefit)	Amount After Tax
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Financial assets at fair value with changes in other comprehensive income	(9)	—	(9)	(10)	—	(10)	(598)	—	(598)
Cash flow hedges	20,775	(8,826)	11,949	(12,976)	5,038	(7,938)	5,906	(2,165)	3,741
Exchange differences due to conversion	(1,193,451)	—	(1,193,451)	(2,249,915)	—	(2,249,915)	(765,005)	—	(765,005)
Gains (Losses) from new measurements in Defined Benefit Plans	9,312	(3,023)	6,289	(476,805)	161,766	(315,039)	(576,143)	195,098	(381,045)
Income tax related to components of other income and expenses with a charge or credit in equity	(1,163,373)	(11,849)	(1,175,222)	(2,739,706)	166,804	(2,572,902)	(1,335,840)	192,933	(1,142,907)

Movements in Deferred Taxes for Components of Other Comprehensive Income

	For the years ended December 31,
	2021	2020	2019
Reconciliation of deferred tax movements between Balance Sheet and income taxes in Comprehensive income	ThUS$	ThUS$	ThUS$
Total increases (decreases) for deferred taxes of other comprehensive income	(5,137)	166,386	193,778
Income tax of changes in cash flow hedge transactions	(6,440)	(18)	(845)
Deferred taxes of changes from defined benefit pension plans	(272)	436	—
Total income tax relating to components of other comprehensive income	(11,849)	166,804	192,933